Label	Element	Value
KFA Dynamic Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KFA Dynamic Fixed Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The KFA Dynamic Fixed Income ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific fixed income securities index. The Fund’s current index is the FTSE US High-Yield Treasury Rotation Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, to-be-announced transactions representing such components, and investment companies that seek to track the performance of a subset of the Underlying Index or of an index that is correlated to one of the three sub-indexes, or instruments that have economic characteristics similar to securities included in the Underlying Index. As of each monthly reconstitution, the Underlying Index will be fully exposed to one of the three following sub-indexes:

●	FTSE US Treasury 1-5 Years Index , which includes fixed-rate U.S. Treasury bonds with remaining maturities of 1 to 5 years that have a minimum issue size of $5 billion;

●	FTSE US Treasury 7-10 Years Index, which includes fixed-rate U.S. Treasury bonds with remaining maturities of 7 to 10 years that have a minimum issue size of $5 billion; and

●	FTSE US High-Yield Market BB/B-Rated Capped Custom Index, which includes high-yield debt (commonly referred to as “junk bonds”) securities with remaining maturities of at least one year, have a rating from BB+ by S&P Global (“S&P”) or Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) to B- by S&P or B3 by Moody’s and a minimum issue size of $500 million.

The Underlying Index will be exposed to the sub-index with the highest prior three-month returns as of the time of the monthly reconstitution, accordingly, at times, the Underlying Index may be invested only in the FTSE High-Yield Market BB/B-Rated Capped Custom Index. Underlying Index components are weighted according to the market capitalization, except that the securities of any particular issuer of the FTSE High-Yield Market BB/B-Rated Capped Custom Index will be capped at 2% as of each rebalance of the Underlying Index.

The securities eligible for inclusion in the Underlying Index include U.S. Treasuries, traditional bonds that make principal and interest payments in cash, zero-coupon bonds (debt securities that do not pay interest, rather they are issued and trade at a discount and offer full face value at maturity), pay-in-kind (PIK) securities (debt securities that pay interest in additional bonds rather than in cash during an initial period), step-up bonds (debt securities that pay an initial interest rate but also have a feature where set rate increases happen at periodic intervals), and Rule 144A bonds (debt securities that are privately issued) issued by corporations domiciled in the United States or Canada.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that the Fund’s subadviser, SkyRock Investment Management, LLC (“SkyRock”) believes will help the Fund track its Underlying Index. These instruments include debt securities not included in the Underlying Index, derivatives (including swaps, forwards, futures, structured notes and options), equity securities and cash and cash equivalents. In addition, the Fund may invest in shares of investment companies, such as exchange traded funds (“ETFs”), unit investment trusts and closed-end investment companies, including to gain exposure to component securities of the Fund’s Underlying Index or when such investments present a more cost efficient alternative to investing directly in the securities.
The Fund may also invest in U.S. money market funds or other U.S. cash equivalents.
The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane, SkyRock and/or their affiliates. The Fund will not purchase shares of an investment company if it would cause the Fund to (i) own more than 3% of such investment company’s voting shares; (ii) invest more than 5% of its total assets in such investment company; or (iii) invest more than 10% of its total assets in investment companies.

Although the Fund reserves the right to replicate (or hold all components of) the Underlying Index, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

As of March 31, 2021, the FTSE US Treasury 1-5 Years Index included 146 issues. As of March 31, 2021, the credit ratings for the rated components in the FTSE US Treasury 1-5 Years Index ranged from AA+ to AA+, as determined by S&P or Moody’s. The FTSE US Treasury 1-5 Years Index is rebalanced monthly.

As of March 31, 2021, the FTSE US Treasury 7-10 Years Index included 18 issues. As of March 31, 2021 the credit ratings for the rated components in the FTSE US Treasury 7-10 Years Index ranged from AA+ to AA+, as determined by S&P or Moody’s. The FTSE US Treasury 7-10 Years Index is rebalanced monthly.

As of March 31, 2021, the FTSE US High-Yield Market BB/B-Rated Capped Custom Index included 1040 issues. As of March 31, 2021, the credit ratings for the rated components in the FTSE US High-Yield Market BB/B-Rated Capped Custom Index ranged from BB+ to B-, as determined by S&P or Moody’s. The FTSE US High-Yield Market BB/B-Rated Capped Custom Index is rebalanced monthly.

The Fund is non-diversified.

The Underlying Index is provided by FTSE Russell (“Index Provider”). “FTSE Russell” is a trading name of FTSE International Limited and Frank Russell Company and their respective subsidiary undertakings.

The Fund may engage in securities lending.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

Fixed Income Securities Risk.
Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

Pay-In-Kind and Step-Up Coupon Securities Risk.
 A pay-in-kind security pays no interest in cash to its holder during its life. Similarly, a step-up coupon security is a debt security that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Accordingly, pay-in-kind and step-up coupon securities will be subject to greater fluctuations in market
value in response to changing interest rates than debt obligations of comparable maturities that make current, periodic
distribution of interest in cash.

Perpetual Bonds Risk.
 Perpetual bonds offer a fixed return with no maturity date. Because they never mature, perpetual bonds can be more volatile than other types of bonds that have a maturity date and may be more sensitive to changes in interest rates. If market interest rates rise significantly, the interest rate paid by a perpetual bond may be much lower than the prevailing interest rate. Perpetual bonds are also subject to credit risk with respect to the issuer. In addition, because perpetual bonds may be callable after a set period of time, there is the risk that the issuer may recall the bond, which may require the Fund to reinvest the proceeds in lower yielding securities.

Prepayment and Extension Risk.
When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential f or price declines.

Subordinated Obligations Risk.
Payments under some bonds may be structurally subordinated to other existing and future liabilities and obligations of the issuer. Claims of creditors of subordinated debt will have less priority as to the assets of the issuer and its creditors who seek to enforce the terms of the bond. Certain bonds may not contain any restrictions on the ability to incur additional unsecured indebtedness.

High Yield Securities Risk.
Securities that are rated below investment grade (or “junk bonds”) are subject to greater risk of loss of income and principal than highly rated securities because their issuers may be more likely to default. Junk bonds are inherently speculative. The prices of high yield securities are likely to be more volatile than those of highly rated securities, and the secondary market for them is generally less liquid than that for highly rated securities.

Privately-Issued Securities Risk.
 The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities are securities that have not been registered under the Securities Act and as a result are subject to legal restrictions on resale. Privately-issued securities are not traded on established markets and may be less liquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund. In addition, transaction costs may be higher for privately-issued securities than for more liquid securities. The Fund may have to bear the expense of registering privately-issued securities for resale and the risk of substantial delays in effecting the registration.

Momentum Risk.
Momentum investing entails investing in securities that exhibit persistence in certain performance indicators. These securities may be more volatile than a broad cross-section of securities and momentum may indicate that the performance indicator being measured is peaking. The Fund may experience losses if the price of securities exhibiting momentum stops, turns or otherwise behaves differently than predicted.

Non-Diversified Fund Risk.
 Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

ETF Risk
. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk.
The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Premium/Discount Risk.
There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk.
 Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Small Fund Risk.
The Fund is small and does not yet have a significant number of shares outstanding. Small funds are at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading. In addition, due to the nature of the Fund’s investments, it may have a greater risk than larger funds for tracking error risk.

Liquidity Risk.
 The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Passive Investment Risk.
 There is no guarantee that the Underlying Index will create the desired exposure and the Fund is not actively managed. It does not seek to “beat” the Underlying Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Management Risk.
 The Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index. Therefore, the Fund is subject to the risk that SkyRock’s security selection process may not produce the intended results.

Tracking Error Risk.
 The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities. To the extent that the Fund employs a representative sampling strategy, the Fund’s ability to track the Underlying Index may be adversely affected.

Market Risk.
The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets and negative sentiment, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

High Portfolio Turnover Risk.
The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Valuation Risk.
Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Derivatives Risk.
The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

Investments in Investment Companies Risk.
 The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by Krane, SkyRock, and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds and will incur its pro rata share of the underlying fund’s expenses. Additionally, investments in ETFs are subject to ETF Risk. Krane and SkyRock are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane, SkyRock and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, it will not enjoy the protections of the U.S. law.

Securities Lending Risk.
 To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Cash and Cash Equivalents Risk.
The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.kraneshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kraneshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of June 30, 2021, the Fund’s calendar year-to-date total return was 2.93%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter Ended/Year
Highest Return	5.51%	12/31/2020
Lowest Return	-14.43%	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2020
KFA Dynamic Fixed Income ETF | KFA Dynamic Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
2020	rr_AnnualReturn2020	(9.74%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.43%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	(9.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2019
KFA Dynamic Fixed Income ETF | Return After Taxes on Distributions | KFA Dynamic Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	(11.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2019
KFA Dynamic Fixed Income ETF | Return After Taxes on Distributions and Sale of Fund Shares | KFA Dynamic Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	(5.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2019
KFA Dynamic Fixed Income ETF | FTSE US High-Yield Treasury Rotation Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE US High-Yield Treasury Rotation Index (Reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2019

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.